UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended: December 31, 2009

Check here if Amendment:           |_|; Amendment Number: ____

This  Amendment  (Check  only  one):  |_|  is a restatement |_| adds new holding
                                     entries.

Institutional Manager Filing this Report:

Name:     Mission Global Advisors, LLC

Address:  460 Park Avenue, 15th Floor
          New York, New York 10022



13F File Number: 028-13385

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Edward W. Assad
Title:    Managing Member
Phone:    (212) 909 1604


Signature, Place and Date of Signing:


/s/ Edward W. Assad              New York, New York          January 25, 2010
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: NONE

Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:        1

Form 13F Information Table Entry Total:   0

Form 13F Information Table Value Total:  $0
                                         (thousands)

List of Other Included Managers:

No.  Form 13F File Number     Name

1.   028-13387                Mission Global Asset Master Fund, Ltd.

                           FORM 13F INFORMATION TABLE
                               December 31, 2009


COLUMN 1                COLUMN  2      COLUMN 3     COLUMN 4            COLUMN 5        COLUMN 6  COLUMN 7    COLUMN 8

                                                     VALUE        SHRS OR   SH/ PUT/   INVESTMENT  OTHER      VOTING AUTHORITY
NAME OF ISSUER      TITLE OF CLASS      CUSIP       (X$1000)      PRN AMT   PRN CALL   DISCRETION  MANAGERS  SOLE SHARED  NONE

SK 25150 0001 1066041